Goodwill and Intangible Assets (Details 1) - USD ($)	Mar. 31, 2020	Dec. 31, 2019
Gross Carrying Amount	$ 594,265	$ 235,030
Accumulated Amortization	29,594	1,750
Patents and Trademarks [Member]
Gross Carrying Amount	100,000	100,000
Accumulated Amortization
Capitalized software [Member]
Gross Carrying Amount	494,265	135,030
Accumulated Amortization	$ 29,594	$ 1,750